Depreciation and Amortization	12 Months Ended
Dec. 31, 2016
Depreciation and Amortization [Abstract]
Depreciation and Amortization
(16) Depreciation and Amortization

Depreciation of property, plant and equipment and amortization of intangible asset is included in the following captions:

	December 31, 2016		December 31, 2015	December 31, 2014
	RMB	US$	RMB	RMB
Cost of goods sold	16,354	2,355	25,139	40,728
Selling expenses	20	3	22	28
Administrative expenses	26,819	3,863	19,354	6,945

	43,193	6,221	44,515	47,701